Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

						Value of initial fixed $100 investment based on:
Year[1]	Summary Compensation Table Total for PEO[2]	Compensation Actually Paid to PEO[3]	Average Summary Compensation Table Total for Non-PEO NEOs[4]		Average Compensation Actually Paid to Non-PEO NEOs[3]	Total Shareholder Return[5]	Peer Group Total Shareholder Return[5]	Net Income ($ millions)	Company Selected Measure (CSM) –Adjusted Non-GAAP EPS[6]
2024	$29,242,926	$80,583,515	$6,090,259	[7]	($929,092)	$626.69	$132.19	$10,590	$16.51
2023	$26,565,732	$120,865,280	$7,836,611	[8]	$27,249,897	$470.13	$132.57	$5,240	$10.42
2022	$21,398,135	$64,088,705	$5,769,810	[8]	$13,893,269	$292.18	$133.61	$6,245	$8.84
2021	$21,509,985	$75,705,116	$4,730,690	[10]	$4,563,545	$217.66	$121.90	$5,582	$8.25
2020	$23,708,629	$51,253,831	$6,787,934	[11]	$10,732,708	$131.06	$102.07	$6,194	$6.89

Company Selected Measure Name	adjusted non-GAAP EPS
Named Executive Officers, Footnote	The average CAP for 2024 comprised compensation for Mr. Montarce, Dr. Skovronsky, Ms. Hakim, Mr. Van Naarden, Mr. Brooks, and Ms. Ashkenazi. Mr. Montarce assumed the CFO role on September 9, 2024, following Ms. Ashkenazi’s exit from the company on July 30, 2024. Mr. Brooks took on the expanded role of interim Chief Financial Officer from July 15, 2024 through September 8, 2024, following Ms. Ashkenazi’s exit and preceding Mr. Montarce’s effective date in the CFO role.The average CAP for 2023 comprised compensation for Ms. Ashkenazi, Dr. Skovronsky, Ms. Hakim, and Mr. Van Naarden.The average CAP for 2022 comprised compensation for Ms. Ashkenazi, Dr. Skovronsky, Ms. Hakim, and Mr. Jonsson.The average CAP for 2021 comprised compensation for Ms. Ashkenazi, Dr. Skovronsky, Mr. Van Naarden, Mr. Rau, and Mr. Smiley. Ms. Ashkenazi succeeded Mr. Smiley as CFO on February 9, 2021 when Mr. Smiley resigned his position.The average CAP for 2020 comprised compensation for Mr. Smiley, Dr. Skovronsky, Ms. Hakim, and Mr. Zulueta.
Peer Group Issuers, Footnote	The peer group used for calculating Peer Group Total Shareholder Return for each applicable fiscal year is the same peer group that was used by the company for benchmarking compensation, setting the growth goals for the performance award and for determining relative total shareholder return performance for the relative value award.
PEO Total Compensation Amount	$ 29,242,926	$ 26,565,732	$ 21,398,135	$ 21,509,985	$ 23,708,629
PEO Actually Paid Compensation Amount	$ 80,583,515	120,865,280	64,088,705	75,705,116	51,253,831
Adjustment To PEO Compensation, Footnote	The PEO Summary Compensation Table (SCT) to compensation actually paid reconciliation is summarized in the following table:

Year	SCT Total Compensation for PEO	SCT Change in Pension Value	Pension Service Cost	SCT Equity Value	Change in Value: Equity Granted in Current Year	Change in Value: Unvested Equity	Final Value: Vested Equity	Compensation Actually Paid to PEO
	a	b	c	d	e	f	g	a-b+c-d+e+f+g
2024	$29,242,926	$1,746,483	$523,751	$19,749,324	$(32,793,300)	$(16,377,494)	$121,483,439	$80,583,515
2023	$26,565,732	$1,439,822	$491,959	$18,840,250	$20,443,264	$36,659,046	$56,985,351	$120,865,280
2022	$21,398,135	—	$623,346	$16,981,250	$10,443,998	$(2,718,134)	$51,322,610	$64,088,705
2021	$21,509,985	$2,442,235	$680,872	$14,966,000	$3,627,520	$17,758,456	$49,536,518	$75,705,116
2020	$23,708,629	$5,883,924	$660,302	$13,587,500	$4,409,485	$(7,739,531)	$49,686,370	$51,253,831

Non-PEO NEO Average Total Compensation Amount	$ 6,090,259	7,836,611	5,769,810	4,730,690	6,787,934
Non-PEO NEO Average Compensation Actually Paid Amount	$ (929,092)	27,249,897	13,893,269	4,563,545	10,732,708
Adjustment to Non-PEO NEO Compensation Footnote	The Non-PEO NEO Summary Compensation Table (SCT) to compensation actually paid reconciliation is summarized in the following table:

Year	Average SCT Total Compensation for Non-PEO NEOs	Average SCT Change in Pension Value	Average Pension Service Cost	Average SCT Equity Value	Average Change in Value: Equity Granted in Current Year	Average Change in Value: Unvested Equity	Average Final Value: Vested Equity	Average Compensation Actually Paid to Non-PEO NEOs
	a	b	c	d	e	f	g	a-b+c-d+e+f+g
2024	$6,090,259	$215,381	$159,259	$3,378,006	$(6,930,869)	$(7,775,892)	$11,121,538	$(929,092)
2023	$7,836,611	$455,154	$159,626	$4,387,275	$5,693,252	$9,514,261	$8,888,576	$27,249,897
2022	$5,769,810	$93,171	$185,293	$3,553,000	$2,494,818	$1,188,603	$7,900,916	$13,893,269
2021	$4,730,690	$159,911	$135,445	$3,115,360	$1,276,786	$861,413	$834,482	$4,563,545
2020	$6,787,934	$1,448,154	$187,254	$3,665,898	$2,289,092	$(505,850)	$7,088,331	$10,732,708

Equity Valuation Assumption Difference, Footnote	When calculating the CAP amounts, the fair value or change in fair value, as applicable, of the equity awards included in such calculations was computed in accordance with FASB ASC Topic 718. The assumptions used to calculate the fair values did not materially differ from what was used at the time of grant.
Compensation Actually Paid vs. Total Shareholder Return
Over the past five years, the company’s total shareholder return (TSR) has exceeded the peer group’s TSR. The chosen peer group is the same as the group used for benchmarking compensation and for determining relative TSR performance for the relative value award. Lilly’s relative TSR outperformance was substantially attributable to strong developments in our product pipeline and launches of new products and indications. As reflected in the chart below, this outperformance contributed to the PEO and non-PEOs’ compensation over the five-year period.

Compensation Actually Paid vs. Net Income
Lilly does not utilize GAAP or non-GAAP net income as a metric in any of its incentive programs. Generally, CAP is not heavily correlated with GAAP net income because GAAP net income includes certain items that the Committee believes are not reflective of underlying business performance. By excluding the impact of (i) amortization of intangible assets primarily associated with costs of marketed products acquired or licensed from third parties, (ii) net losses or gains on investments in equity securities, and (iii) other specified items that are not reflective of underlying business performance, the Committee believes non-GAAP net income better represents the company’s operating performance. For comparison purposes, the graph below reflects both GAAP net income and non-GAAP net income against PEO and average non-PEO NEO CAP. The 2023 GAAP and non-GAAP net income results include significantly higher acquired IPR&D charges compared to prior years. While immediately expensed for accounting purposes, the company views investments in acquired IPR&D as important contributions to its pipeline of product candidates, which is a key driver of the company’s future performance. For additional information on non-GAAP financial metrics, see Appendix A, “Summary of Adjustments Related to the Annual Cash Bonus and Performance Award.”
* GAAP net income and non-GAAP net income are discrete outcomes. GAAP net income and non-GAAP net income figures shown in the graphic above both include acquired IPR&D charges, net of taxes, as follows: $680.3 million in 2020, $785.5 million in 2021, $813.2 million in 2022, $3.70 billion in 2023, and $3.18 billion in 2024.

Compensation Actually Paid vs. Company Selected Measure
Lilly has chosen adjusted non-GAAP EPS as its most important company selected measure (CSM). Lilly leverages annual non-GAAP EPS derived from the board-approved business plan to set targets for the Lilly bonus. Additionally, Lilly used a non-GAAP EPS derived from the median external analyst anticipated two-year non-GAAP EPS growth for our peer group to set our growth goal for our performance award. While these two approaches differ in performance period duration and source of performance comparison, significant sustained profitability growth can contribute to higher total CAP as seen in the graphic below. For additional information on non-GAAP financial metrics, see Appendix A, “Summary of Adjustments Related to the Annual Cash Bonus and Performance Award.”
	* Adjusted non-GAAP EPS data points are discrete outcomes.
Tabular List, Table

Most Important Performance Measures
Adjusted non-GAAP EPS[1]
Total Shareholder Return
Revenue

Total Shareholder Return Amount	$ 626.69	470.13	292.18	217.66	131.06
Peer Group Total Shareholder Return Amount	132.19	132.57	133.61	121.90	102.07
Net Income (Loss)	$ 10,590,000,000	$ 5,240,000,000	$ 6,245,000,000	$ 5,582,000,000	$ 6,194,000,000
Company Selected Measure Amount | $ / shares	16.51	10.42	8.84	8.25	6.89
Additional 402(v) Disclosure	Calculations for the PEO Compensation Actually Paid (CAP) and for Average Non-PEO NEO CAP do not reflect the actual amount of compensation earned by or paid to our NEOs. The amounts are based on valuation assumptions required by the SEC under Item 402(v) of Regulation S-K. The value realized from unvested awards, if any, will be determined when the awards fully vest and settle. The company’s TSR and the company’s peer group TSR in these columns is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.For pay versus performance analysis, adjusted non-GAAP EPS is consistent with the adjusted non-GAAP EPS values for performance awards in Appendix A, “Summary of Adjustments Related to the Annual Cash Bonus and Performance Award.”
The Committee believes in pay for performance and has structured the Lilly compensation programs to reward leaders when the company is delivering strong results. Lilly has had strong cumulative TSR, EPS and revenue growth over the immediately preceding five-year period. As a result of this strong performance, shareholders have been rewarded with significant total stock returns, and leadership has been rewarded with above target payouts from their incentive compensation programs.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted non-GAAP EPS
Non-GAAP Measure Description	For pay versus performance analysis, adjusted non-GAAP EPS is consistent with the adjusted non-GAAP EPS values for performance awards in Appendix A, “Summary of Adjustments Related to the Annual Cash Bonus and Performance Award.”
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Lilly strives to make breakthrough medicines available to patients around the globe. Given a growing portfolio of new medicines, we motivate our entire workforce to reach as many patients as possible. The combination of a strong product portfolio and effective patient delivery yields higher sales volume and, generally, higher revenue. As such, revenue is one of our most important measures to ensure we are continuously growing the number of patients we serve. Generally, our revenue over the preceding five-year period aligns with the growth in PEO and average non-PEO CAP.
	* Revenue data points are discrete outcomes.
Name	Revenue
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,746,483)	$ (1,439,822)	$ 0	$ (2,442,235)	$ (5,883,924)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	523,751	491,959	623,346	680,872	660,302
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,749,324)	(18,840,250)	(16,981,250)	(14,966,000)	(13,587,500)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,793,300)	20,443,264	10,443,998	3,627,520	4,409,485
PEO | Adjustment, Change In Value, Unvested Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,377,494)	36,659,046	(2,718,134)	17,758,456	(7,739,531)
PEO | Adjustment, Final Value, Vested Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,483,439	56,985,351	51,322,610	49,536,518	49,686,370
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	215,381	455,154	93,171	159,911	1,448,154
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	159,259	159,626	185,293	135,445	187,254
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,378,006	4,387,275	3,553,000	3,115,360	3,665,898
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,930,869)	5,693,252	2,494,818	1,276,786	2,289,092
Non-PEO NEO | Adjustment, Change In Value, Unvested Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,775,892)	9,514,261	1,188,603	861,413	(505,850)
Non-PEO NEO | Adjustment, Final Value, Vested Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,121,538	$ 8,888,576	$ 7,900,916	$ 834,482	$ 7,088,331